Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Loss for the period	€ (22,730,298)	€ (23,502,977)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	228,801	262,932
Net finance income	(3,192,828)	(4,382,376)
Share-based payment expense	3,588,514	3,073,813
Net foreign exchange differences and other adjustments	1,518,421	(101,055)
Changes in:
Other assets from government grants and research allowances	(782,175)
Other assets and trade receivables	(408,339)	1,189,849
Employee benefits	(950,043)	(484,102)
Other liabilities	60,068	(2,711,447)
Trade and other payables	(1,658,576)	(3,429,460)
Inventories	1,859,251	1,723,566
Interest received	906,087	1,369,670
Interest paid	(7,652)	(11,048)
Net cash used in operating activities	(21,568,767)	(27,002,634)
Investing activities
Purchase of intangible assets, property and equipment	(25,673)	(28,310)
Purchase of current financial assets	(35,514,042)	(23,254,210)
Proceeds from the maturity of financial assets	28,288,912	56,221,278
Net cash from / (used in) investing activities	(7,250,803)	32,938,758
Financing activities
Proceeds from issuance of ordinary shares	16,143,686
Proceeds from pre-funded warrants	12,915,909
Transaction costs from issuance of ordinary shares and pre-funded warrants	(1,949,998)
Repayment of lease liabilities	(199,904)	(193,053)
Net cash from / (used in) financing activities	26,909,693	(193,053)
Net increase/decrease in cash and cash equivalents	(1,909,878)	5,743,071
Effect of exchange rate changes on cash and cash equivalents	(3,462,651)	641,107
Cash and cash equivalents at beginning of period	18,375,979	12,767,943
Cash and cash equivalents at end of period	€ 13,003,450	€ 19,152,121